Income taxes - Schedule of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforwards	$ 60,110	$ 61,014
Research and development expenses	13,181	11,028
Lease liabilities	9,590	9,208
Accruals and reserves	1,200	1,282
Share-based compensation	425	401
Deferred revenue	21	120
Other	489	554
Gross deferred tax assets	85,016	83,607
Valuation allowance	(75,964)	(73,305)
Total deferred tax assets	9,052	10,302
Deferred tax liabilities:
Intangible assets	(1,655)	(977)
Deferred contract acquisition costs	(3,348)	(3,747)
Property and equipment	(554)	(683)
Right-of-use-assets	(7,509)	(7,945)
Other comprehensive income	(230)	(89)
Other	(178)	(137)
Gross deferred tax liabilities	(13,474)	(13,578)
Net deferred taxes	$ (4,422)	$ (3,276)